HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

              OMNIFLEX FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

                      SUPPLEMENT DATED SEPTEMBER 30, 1998
                      TO THE PROSPECTUS DATED MAY 1, 1998

The Fee Table on pages 5-6 is replaced with the following:

                                   FEE TABLE

 Owner Transaction Expenses
 As a Percentage of Premium Payments
     Maximum Sales Load Imposed on Purchases.......................     4.6%(1)
     Federal Tax Charge............................................    0.43%
     Deferred Sales Load...........................................       None
 Separate Account Expenses
 Administrative Expense Charge.....................................   $2.50/mo
 Mortality and Expense Risk Charge.................................    0.65%(2)

------------

(1) The sales load will vary depending on plan characteristics.

(2) Annual expense as a percentage of average Investment Value.

                      ANNUAL PORTFOLIO OPERATING EXPENSES
                         (as a percentage of net assets)

                                                                                                     TOTAL OPERATING
                                                              MANAGEMENT FEE   OTHER EXPENSES            EXPENSES
                                                                (AFTER ANY         (AFTER           (AFTER ANY WAIVERS
                                                                 WAIVERS)      REIMBURSEMENTS)  AND/OR REIMBURSEMENTS)(1)
                                                              ---------------  ---------------  --------------------------
 Hartford Capital Appreciation Fund..........................      0.645%           0.020%                0.665%
 Hartford Bond Fund..........................................      0.515%           0.020%                0.535%
 Hartford Money Market Fund..................................      0.450%           0.015%                0.465%
 N&B AMT Partners Portfolio (2)..............................      0.800%           0.060%                0.860%
 N&B AMT Balanced Portfolio (2)..............................      0.850%           0.190%                1.040%
 N&B AMT Limited Maturity Bond Portfolio (2).................      0.650%           0.120%                0.770%
 VIP High Income Portfolio (3)...............................      0.590%           0.120%                0.710%
 VIP Equity-Income Portfolio.................................      0.500%           0.080%                0.580%
 VIP II Asset Manager Portfolio (3)..........................      0.550%           0.100%                0.650%
 Alger American Small Capitalization Portfolio...............      0.850%           0.040%                0.890%
 Alger American Growth Portfolio.............................      0.750%           0.040%                0.790%
 J.P. Morgan Bond Portfolio (4)..............................      0.300%           0.450%                0.750%
 J.P. Morgan Equity Portfolio (4)............................      0.400%           0.500%                0.900%
 J.P. Morgan Small Company Portfolio (4).....................      0.600%           0.550%                1.150%
 J.P. Morgan International Opportunities Portfolio (4).......      0.600%           0.600%                1.200%
 MS Fixed Income Portfolio (5)...............................      0.000%           0.700%                0.700%
 MS High Yield Portfolio (5).................................      0.000%           0.800%                0.800%
 MS Equity Growth Portfolio (5)..............................      0.000%           0.850%                0.850%
 MS Value Portfolio (5)......................................      0.000%           0.850%                0.850%
 MS Global Equity Portfolio (5)..............................      0.000%           1.150%                1.150%
 MS Emerging Markets Equity Portfolio (5)....................      0.000%           1.750%                1.750%
 EAFE-Registered Trademark- Equity Index Fund (6)............      0.020%           0.630%                0.650%
 Equity 500 Index Fund (6)...................................      0.000%           0.300%                0.300%
 Small Cap Index Fund (6)....................................      0.000%           0.450%                0.450%

------------

(1) "Management Fee" generally represents the fee paid to the investment adviser or its affiliate for investment and administrative services provided. "Other Expenses" are operating expenses (other than management fees) deducted from the Portfolios, including legal, accounting and custodian fees. For a complete description of the nature of the services provided in consideration of the operating expenses deducted, please see the Fund prospectuses.

(2) Neuberger & Berman AMT is divided into Portfolios, each of which invests all of its net investable assets in a corresponding series of Advisers Managers Trust. The figures reported under "Management Fee" include the aggregate of the administration fees paid by the Portfolio and the management fee paid by its corresponding series of Advisers Managers Trust. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding series of Advisers Managers Trust.

(3) A portion of the brokerage commissions that certain funds pay was used to reduce funds expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been 0.710% for VIP High Income Portfolio, 0.570% for VIP Equity-Income Portfolio, and 0.640% for VIP II Asset Manager Portfolio.

                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

(4) Pursuant to a voluntary agreement, fees and expenses were reimbursed to the extent certain expenses exceeded .75%, .90%, 1.15% and 1.20% of the average daily net assets of J.P. Morgan Bond Portfolio, J.P. Morgan Equity Portfolio, J.P. Morgan Small Company Portfolio and J.P. Morgan International Opportunities Portfolio, respectively. Without such reimbursement, total operating expenses would have been 1.91%, 2.31%, 3.81% and 4.25% for J.P. Morgan Bond Portfolio, J.P. Morgan Equity Portfolio, J.P. Morgan Small Company Portfolio and J.P. Morgan International Opportunities Portfolio, respectively.

(5) With respect to the MS Fixed Income, MS High Yield, MS Equity Growth, MS Value, MS Global Equity and MS Emerging Markets Equity Portfolios, the investment adviser has voluntarily agreed to waive its investment advisory fees and to reimburse the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed those set forth in the table above. Absent such reductions, it is estimated that "Management Fees," "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would have been as follows:

                                                                                                  TOTAL FUND
                                                                                                  OPERATING
 PORTFOLIO                                                    MANAGEMENT FEE   OTHER EXPENSES      EXPENSES
 ------------------------------------------------------------ ---------------  --------------  ----------------
 MS Fixed Income.............................................      0.400%          1.310%           1.710%
 MS High Yield...............................................      0.500%          1.180%           1.680%
 MS Equity Growth............................................      0.550%          1.500%           2.050%
 MS Value....................................................      0.550%          1.320%           1.870%
 MS Global Equity............................................      0.800%          1.630%           2.430%
 MS Emerging Markets Equity..................................      1.250%          2.870%           4.120%

------------

(6) Without expense waivers and reimbursements, the total operating expenses for BT EAFE-Registered Trademark- Equity Index Fund, BT Equity 500 Index Fund and BT Small Cap Index Fund would have been 2.750%, 2.780% and 3.270%, respectively.

EXAMPLE

If you surrender your Certificate or annuitize at the end of the applicable time period:

                               You would pay the following
                               expenses on a $1,000
                               investment, assuming a 5%
                               annual return on assets:


 DIVISION                      1 YEAR 3 YEARS 5 YEARS 10 YEARS
 ----------------------------- ------ ------- ------- --------
 Hartford Capital Appreciation
   Fund.......................  $ 64   $  92   $ 122    $ 208
 Hartford Bond Fund...........    62      88     116      194
 HVA Money Market Fund........    62      86     112      186
 N&B AMT Limited Maturity Bond
   Portfolio..................    65      95     128      219
 N&B AMT Balanced Portfolio...    67     103     141      247
 N&B AMT Partners Portfolio...    66      98     132      229
 VIP High Income Portfolio....    64      93     124      213
 VIP Equity-Income
   Portfolio..................    63      89     118      199
 VIP II Asset Manager.........    64      91     121      206
 Alger American Small
   Capitalization Portfolio...    66      99     134      232
 Alger American Growth
   Portfolio..................    65      96     129      221
 J.P. Morgan Bond Portfolio...    65      94     127      217
 J.P. Morgan Equity
   Portfolio..................    66      99     134      233
 J.P. Morgan Small Company
   Portfolio..................    68     106     147      259
 J.P. Morgan International
   Opportunities Portfolio....    69     108     149      264
 MS Fixed Income Portfolio....    64      93     124      212
 MS High Yield Portfolio......    65      96     129      222
 MS Equity Growth Portfolio...    65      97     132      228
 MS Value Portfolio...........    65      97     132      228
 MS Global Equity Portfolio...    68     106     147      259
 MS Emerging Markets Equity
   Portfolio..................    74     124     176      318
 EAFE-Registered Trademark-
   Equity Index Fund..........    64      91     121      206
 Equity 500 Index Fund........    60      81     104      168
 Small Cap Index Fund.........    62      85     111      185

    The purpose of this table is to assist the Owner in understanding various costs and expenses that an Owner will bear directly or indirectly. The table reflects expenses of the Separate Account and underlying Portfolios. Premium taxes may also be applicable.

    This Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. Maximum charges are assumed.

33-59069